LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 8 – LEASES

The Company is a party to a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”) with respect to its corporate and laboratory operations. The Melville Lease was scheduled to expire in March 2020 (subject to extension at the option of the Company for a period of five years) and provided for an annual base rental during the initial term ranging between $132,600 and $149,260. In June 2019, the Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term commenced on January 1, 2020 with annual base rent ranging between $153,748 and $173,060. The lease expired on December 31, 2024 and the Company is currently leasing the premises on a month-to-month basis.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at August 1, 2019. The weighted average incremental borrowing rate applied was 12%.

The following table presents net lease cost and other supplemental lease information:

	For the Years Ended
	December 31,
	2024	2023
Lease Costs
Operating lease cost (cost resulting from lease payments)	$173,060	$168,028
Net lease costs	$173,060	$168,028
Operating lease - operating cash flows (fixed payments)	$173,060	$168,028
Operating lease - operating cash flows (liability reduction)	$162,317	$139,328
Non-current leases - right of use assets	$-	$151,447
Current liabilities - operating lease liabilities	$-	$162,317
Non-current liabilities - operating lease liabilities	$-	$-

There are no future minimum payments under non-cancelable leases following the year ended December 31, 2024.